Long-Term Debt - Additional Information (Details) - USD ($) $ in Millions			6 Months Ended	12 Months Ended
	May 10, 2021	May 07, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	May 01, 2017
Debt Instrument [Line Items]
Line of credit facility annual principal payment percentage per annum			1.00%	1.00%
Line of credit facility, frequency of payments			quarterly basis	quarterly basis
Debt issuance costs				$ 0.0	$ 5.0	$ 0.0
Senior Secured Credit Facilities [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							$ 1,275.0
Revolving Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							150.0
Line of credit facility, expiration date		May 01, 2022	May 01, 2022	May 01, 2022
Debt instrument term			5 years
Line of credit facility, interest rate at period end				3.15%
Commitment fee percentage				0.125%
Line of credit facility revolving credit conversion		$ 141.3
Repayments of lines of credit	$ 19.6
Revolving Facility | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity				$ 30.0
Revolving Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				1.00%
Description of variable rate basis				one-month LIBOR plus 1%
Revolving Facility | Fed Funds Effective Rate Overnight Index Swap Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				0.50%
Description of variable rate basis				Federal Funds Rate plus 0.5%,
Revolving Facility | Maximum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				3.00%
Revolving Facility | Minimum [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				1.50%
2017 First Lien Term Facility due May 2024 [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							815.0
Line of credit facility, expiration date			May 01, 2024	May 01, 2024
Debt instrument term			7 years	7 years
Line of credit facility, interest rate at period end			4.00%	4.00%
2017 First Lien Term Facility due May 2024 [Member] | Borrowers Option [Member]
Debt Instrument [Line Items]
Borrowers option margin rate			2.00%
2017 First Lien Term Facility due May 2024 [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%
2017 First Lien Term Facility due May 2024 [Member] | London Interbank Offered Rate (LIBOR) [Member] | Borrowers Option [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			1.00%
Description of variable rate basis			one-month LIBOR plus 1%
2017 First Lien Term Facility due May 2024 [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member] | Borrowers Option [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			0.50%
Description of variable rate basis			Federal Funds Rate plus 0.5%
2017 First Lien Term Facility due May 2024 [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				3.00%
2017 First Lien Term Facility due May 2024 [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate				2.00%
2017 Second Lien Term Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity							310.0
Line of credit facility, expiration date			May 01, 2025	May 01, 2025
Debt instrument term			8 years	8 years
Line of credit facility, interest rate at period end			8.25%	8.25%
2017 Second Lien Term Facility | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			7.25%	7.25%
2017 Second Lien Term Facility | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			6.25%	6.25%
2019 First Lien Term Facility
Debt Instrument [Line Items]
Line of credit facility additional borrowing capacity							$ 100.0
Line of credit facility, expiration date			May 01, 2024	May 01, 2024
Debt instrument term			5 years	5 years
Line of credit facility, interest rate at period end			5.00%	5.00%
2019 First Lien Term Facility | Maximum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			4.00%	4.00%
2019 First Lien Term Facility | Minimum [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%	3.00%
Revolving Facility One [Member]
Debt Instrument [Line Items]
Debt instrument term				5 years
2021 Revolving Facility
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity		$ 120.1
Line of credit facility, expiration date		Nov. 01, 2023	Nov. 01, 2023
Debt instrument term			18 months
Revolving Facility and 2021 Revolving Facility [Member]
Debt Instrument [Line Items]
Line of credit facility, maximum borrowing capacity			$ 30.0
Commitment fee percentage			0.125%
Revolving Facility and 2021 Revolving Facility [Member] | Borrowers Option [Member]
Debt Instrument [Line Items]
Line of credit facility, interest rate at period end			3.10%
Revolving Facility and 2021 Revolving Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Borrowers Option [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			1.00%
Description of variable rate basis			one-month LIBOR plus 1%
Revolving Facility and 2021 Revolving Facility [Member] | Fed Funds Effective Rate Overnight Index Swap Rate [Member] | Borrowers Option [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			0.50%
Description of variable rate basis			Federal Funds Rate plus 0.5%
Revolving Facility and 2021 Revolving Facility [Member] | Maximum [Member] | Borrowers Option [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			3.00%
Borrowers option margin rate			2.00%
Revolving Facility and 2021 Revolving Facility [Member] | Minimum [Member] | Borrowers Option [Member]
Debt Instrument [Line Items]
Basis spread on variable rate			2.50%
Borrowers option margin rate			1.50%